Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 66
Impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(462)	$ (416)
Impairment losses	(39)	(54)
Derecognition	15	26
Currency translation and other	28	(18)
Ending balance	$ (458)	$ (462)